UNITED STATES
       SECURITIES AND EXCHANGE COMMISSION
             Washington, D.C. 20549

                    Form 13F

              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
Check here if Amendment  [  ]; Amendment Number:

     This Amendment (Check only one.):
                                                [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Baskin Financial Services Inc
Address: 95 St. Clair Ave West, Toronto ON  M4V 1N6

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David P. Baskin
Title:    President

Phone:    416-969-9540

Signature, Place, and Date of Signing:

  /s/ David P. Baskin       Toronto, ON        June 30, 2012

  -----------------------------      -------------        ----------------
          [Signature]                [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

        Form 13F Information Table Entry Total:                       35

        Form 13F Information Table Value Total:            151082 (X1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

Baskin Financial Services Inc
                                                             FORM 13F
                                                           June 30, 2012


NAME OF ISSUER                                  TITLE OF CLCUSIP        VALUE (x100SHRS/PRN AMTSH/PRN   O/M INVEST. DIVOTING AU
Abbott Laboratories                             CS         2824100             2943       44871SH           SOLE      None
Apple Inc.                                      CS         37833100            8195       13793SH           SOLE      None
Archer-Daniels-Midland Co                       CS         39483102            1200       39975SH           SOLE      None
Bank of Montreal                                CS         63671101             324        5760SH           SOLE      None
Bank of Nova Scotia                             CS         64149107            8406      159417SH           SOLE      None
BCE Inc.                                        CS         05534B760           9150      217960SH           SOLE      None
Brookfield Asset Management                     CS         112585104           8639      256380SH           SOLE      None
Brookfield Infrastructure Partners LP           CS         G16252101           7207      210906SH           SOLE      None
Cameco Corp.                                    CS         13321L108           3606      161278SH           SOLE      None
Canadian Natural Resources                      CS         136385101           4258      155977SH           SOLE      None
Cisco Systems                                   CS         17275R102           1904      109095SH           SOLE      None
CSX Corp                                        CS         126408103           4558      200293SH           SOLE      None
Just Energy Group Inc                           CS         48213W101            147       13147SH           SOLE      None
Kraft Foods Inc. Cls. A                         CS         50075N104           1709       43525SH           SOLE      None
Magna International Cl A                        CS         559222401           4255      105830SH           SOLE      None
Manulife Financial Corp.                        CS         56501R106           1935      174631SH           SOLE      None
Methanex Corp.                                  CS         59151K108           3605      127243SH           SOLE      None
Microsoft Corp.                                 CS         594918104           4133      132964SH           SOLE      None
Molson Coors Brewing Cls. B                     CS         60871R209           2758       65151SH           SOLE      None
Pembina Pipeline Corp                           CS         706327103           7823      300645SH           SOLE      None
Potash Corp. Sask                               CS         73755L107           5902      132661SH           SOLE      None
Progressive Waste Solutions                     CS         74339G101           4750      246287SH           SOLE      None
Rogers Communications Inc. Cls B                CS         775109200           6860      185882SH           SOLE      None
Royal Bank of Canada                            CS         780087102           5558      106598SH           SOLE      None
SABESP Corp. (Brazil)                           CS         20441A102           2635       34225SH           SOLE      None
Staples Inc.                                    CS         855030102           4764      358600SH           SOLE      None
Suncor Energy                                   CS         867224107           5265      178907SH           SOLE      None
Talisman Energy                                 CS         87425E103           2110      180832SH           SOLE      None
Teck Resources Limited                          CS         878742204           3218      102069SH           SOLE      None
Telus Corp.                                     CS         87971M202           6642      108681SH           SOLE      None
Teva Pharmaceuticals                            CS         881624209           2135       53270SH           SOLE      None
Tim Hortons                                     CS         88706M103           5900      110014SH           SOLE      None
Toronto Dominion Bank                           CS         891160509           1106       13877SH           SOLE      None
TransCanada Corp.                               CS         89353D107           7295      171009SH           SOLE      None
Visa Inc. Cls A                                 CS         92826C839            187        1488SH           SOLE      None


